Basis of presentation	12 Months Ended
Dec. 31, 2021
Basis Of Presentation [Abstract]
Basis of presentation	Basis of presentation
General
Our Consolidated Financial Statements are presented in accordance with Accounting Principles Generally Accepted in the United States of America (“U.S. GAAP”).
We consolidate all companies in which we have effective control and all VIEs for which we are deemed the Primary Beneficiary (“PB”) under Accounting Standards Codification (“ASC”) 810. All intercompany balances and transactions with consolidated subsidiaries are eliminated. The results of consolidated entities are included from the effective date of control or, in the case of VIEs, from the date that we are or become the PB. The results of subsidiaries sold or otherwise deconsolidated are excluded from the date that we cease to control the subsidiary or, in the case of VIEs, when we cease to be the PB.
Our Consolidated Financial Statements are stated in U.S. dollars, which is our functional currency.
Due to rounding, numbers presented throughout this document may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.
2. Basis of presentation (continued)
Use of estimates
The preparation of Consolidated Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
The use of estimates is or could be a significant factor affecting acquisition accounting in a business combination, the reported carrying values of flight equipment, intangible assets, investment in finance leases, net, investments, trade receivables and notes receivable, deferred tax assets, income tax accruals and maintenance liabilities. Actual results may differ from our estimates under different conditions, sometimes materially.
Risk and Uncertainties
In the normal course of business, we encounter several significant types of economic risk, including credit risk, market risk and risks associated with exposure to the aviation industry. Credit risk is the risk of a lessee’s inability or unwillingness to make contractually required payments and to fulfill its other contractual obligations. Market risk reflects the change in the value of financings due to changes in interest rate spreads or other market factors, including the value of collateral underlying financings. Risks associated with exposure to the aviation industry include the risk of a downturn in the commercial aviation industry, which could adversely impact lessee ability to make payments, increase the risk of unscheduled lease terminations and depress lease rates and the value of the Company’s flight equipment. The Covid-19 pandemic and responsive government actions have caused significant economic disruption and a dramatic reduction in commercial airline traffic, resulting in a broad adverse impact on air travel, the aviation industry and demand for commercial aircraft globally, all of which has impacted our results of operations. The continued impact of the Covid-19 pandemic on our business will depend, among other things, on the rate of recovery in air travel and the aviation industry, including the future demand for commercial aircraft; and global economic conditions. We face significant competition and our business may be adversely affected if market participants change as a result of restructuring or bankruptcies, mergers and acquisitions, or new entities entering or exiting the industry. We are exposed to geopolitical, economic and legal risks associated with the international operations of our business and those of our lessees, including many of the economic and political risks associated with emerging markets. We are exposed to concentrated political and economic risks in certain geographical regions in which our lessees are concentrated. We expect the Russian invasion of Ukraine and the impact of resulting sanctions by the United States, the European Union, the United Kingdom and other countries to adversely affect our business and financial condition, results and cash flows. Refer to Note 32—Subsequent Events for further details.
Reclassification of Prior Year Presentation
Certain prior year amounts have been reclassified to conform with the current year presentation.
An adjustment has been made to the Consolidated Balance Sheet as of December 31, 2020 to reclassify equity method investments from Other Assets to Associated Companies. Refer to Note 10—Associated companies.
This change in classification had no effect on the Consolidated Income Statements and does not affect previously reported cash flows from operating activities in the Consolidated Statements of Cash Flows.